FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustment Movements - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustment Movements [Line Items]
At 1 January	£ 214	£ 272
Income statement charge (credit)	28	(56)
Transfers	0	(2)
At 31 December	£ 242	£ 214